Dividends	12 Months Ended
Mar. 31, 2024
Dividends [Abstract]
Dividends
28.
Dividends

An annual dividend for the year ended March 31, 2023 of US$0.125 per ordinary share or US$1.00 per ADS was declared on November 16, 2023. The annual dividend of RMB17,946 million was paid during the year ended March 31, 2024.

A two-part dividend comprised of (i) an annual dividend for the year ended March 31, 2024 of US$0.125 per ordinary share or US$1.00 per ADS, and (ii) a one-time extraordinary dividend of US$0.0825 per ordinary share or US$0.66 per ADS, was declared on May 14, 2024.

No dividend was declared for the year ended March 31, 2022.